Note 2 - Summary of Presentation - Assumptions Used in Measuring Fair Value of MSRs (Details)	Dec. 31, 2025	Dec. 31, 2024
Measurement Input, Discount Rate [Member]
MSRs, assumption	0.118	0.121
Measurement Input, Prepayment Rate [Member]
MSRs, assumption	0.066	0.037